OTHER CURRENT LIABILITIES - Reconciliation of other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses	$ (10,838)	$ (12,582)
Deferred charter revenue	(37,124)	(32,441)
EUA obligations under the EU ETS	(1,397)	0
Other current liabilities	(50)	(482)
Provisions	(134)	0
Total other current liabilities	$ (49,544)	$ (45,505)